Contingent Liability (Details Narrative) (USD $)	Jul. 25, 2013	Jun. 30, 2013	Mar. 01, 2013	Jun. 30, 2012
Notes to Financial Statements
Total cash			$ 100,000
Common stock shares			35,000,000
Contingent liability pursuant		1,170,081
Contingent liability pursuant				1,170,081
Cash earned	$ 6,308
Shares earned	11,076,953